Subsequent events	9 Months Ended
Sep. 30, 2023
Subsequent events
Subsequent events

9. Subsequent events:

 The Corporation has evaluated subsequent events through November 14, 2023, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors.  The Corporation has determined there are no subsequent events except the following.

The April 17 Loan Agreement is re-issued as the “October 2, 2023 Loan Agreement” with the company’s director, James G, Robinson. The company received the first loan payment of $500,000 on October 11, 2023 per the agreement.

On October 3, 2023, third-party claimants filed in the Bahamas an Ex-Parte Notice of Application seeking temporary injunctive relief, and a separate Standard Claim Form seeking permanent relief and damages against the Corporation.  The Bahamian Court issued an Injunction Order on October 5, 2023 pursuant to the Ex-Parte Notice of Application, and subsequently granted Nymox’s Application to Stay the Order on November 3, 2023.  The Corporation is confident it will prevail in dismissing the Order, and in dismissing the permanent relief and damages sought in the Standard Claim Form.

On October 31, 2023, the Corporation filed in the Superior Court of California, Orange County, an Ex Parte Application for a Temporary Restraining Order (TRO) to preclude the defendants, Randall Lanham, Richard Cutler, Christoper Riley, and CRNSV, from relying on and disclosing confidential and privileged information of Nymox, and to return all Nymox documents and things that they have still refused to return.  On November 2, 2023, the Court granted the TRO in amended form, and an Order to Show Cause why a preliminary injunction should not be granted.  The Corporation is confident it will prevail on the Order to Show Cause.

On November 8, 2023, the Corporation filed in the Superior Court of California, Orange County, a Complaint against AscellaHealth, LLC, for unfair competition, tortious interference with prospective business interests, and declaratory relief.